ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE
10. ACCOUNTS PAYABLE

	As of December 31,
	2018	2019
	RMB	RMB
Merchandise purchase payables	1,247,181	548,427
Warehouse and logistic fees payables	70,968	48,327
Payable to merchants (1)	114,125	145,205

	1,432,274	741,959

(1)
Payable to merchants represents the unpaid balances to the merchants of cash collected by the Group on behalf of the merchants for products sold on Yunji App when the Group is viewed as the agent in the sales arrangement.